INVESTMENT IN BELLISSIMA SPIRITS LLC (Details Narrative) - shares	Dec. 13, 2016	Dec. 31, 2020	May 15, 2015
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%	51.00%
Securities Exchange Agreement [Member] | BiVi [Member]
Ownership percentage			51.00%
Securities Exchange Agreement [Member] | Bellissima Spirits LLC [Member]
Ownership percentage	51.00%
Bellissima [Member] | Securities Exchange Agreement [Member]
Ownership percentage	51.00%
Bellissima [Member] | Securities Exchange Agreement [Member] | Convertible Preferred Stock [Member]
Conversion description	Each share of Iconic Series D Convertible Preferred Stock is convertible into the equivalent of 5.1% of Iconic common stock issued and outstanding at the time of conversion
Business combination, consideration, shares issued or issuable	10